ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Advertising - 0.2%
Omnicom Group, Inc.	1,236	$102,291

Aerospace & Defense - 0.2%
Axon Enterprise, Inc. (a)	235	124,186

Apparel Retail - 0.1%
Abercrombie & Fitch Co. - Class A (a)	784	80,744

Application Software - 5.0%
Adobe, Inc. (a)	1,837	805,634
Autodesk, Inc. (a)	689	188,931
Cadence Design Systems, Inc. (a)	913	228,707
Intuit, Inc.	950	583,148
Palantir Technologies, Inc. - Class A (a)	7,581	643,778
Synopsys, Inc. (a)	478	218,580
Workday, Inc. - Class A (a)	882	232,266
		2,901,044

Automobile Manufacturers - 3.2%
Tesla, Inc. (a)	6,215	1,820,871

Biotechnology - 1.1%
Amgen, Inc.	1,628	501,521
Halozyme Therapeutics, Inc. (a)	2,392	141,487
		643,008

Broadline Retail - 5.0%
Amazon.com, Inc. (a)	12,837	2,725,039
eBay, Inc.	2,510	162,497
		2,887,536

Building Products - 0.8%
Allegion PLC	776	99,879
Carlisle Cos., Inc.	256	87,235
Trane Technologies PLC	698	246,883
		433,997

Cable & Satellite - 1.3%
Charter Communications, Inc. - Class A (a)	840	305,399
Comcast Corp. - Class A	11,658	418,289
		723,688

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Communications Equipment - 2.6%
Arista Networks, Inc. (a)	4,126	$383,924
Cisco Systems, Inc.	14,089	903,246
Motorola Solutions, Inc.	549	241,681
		1,528,851

Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	238	86,473
EMCOR Group, Inc.	239	97,729
		184,202

Construction Machinery & Heavy Transportation Equipment - 1.0%
Caterpillar, Inc.	1,601	550,664

Construction Materials - 0.6%
Eagle Materials, Inc.	1,615	365,329

Consumer Electronics - 0.4%
Garmin Ltd.	942	215,652

Consumer Staples Merchandise Retail - 2.3%
Costco Wholesale Corp.	1,094	1,147,179
Target Corp.	1,383	171,824
		1,319,003

Diversified Banks - 0.4%
NU Holdings Ltd. - Class A (a)	19,213	206,540

Diversified Financial Services - 0.7%
Apollo Global Management, Inc.	2,562	382,430

Diversified Support Services - 0.4%
Cintas Corp.	1,200	249,000

Electric Utilities - 1.0%
Constellation Energy Corp.	809	202,691
NRG Energy, Inc.	1,188	125,583
Southern Co.	2,749	246,833
		575,107

Electrical Components & Equipment - 0.2%
Vertiv Holdings Co. - Class A	1,165	110,873

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Electronic Components - 0.5%
Amphenol Corp. - Class A	3,916	$260,806

Electronic Manufacturing Services - 0.2%
TE Connectivity PLC	928	142,940

Financial Exchanges & Data - 0.4%
Coinbase Global, Inc. - Class A (a)	1,091	235,241

Forest Products - 0.6%
Louisiana-Pacific Corp.	3,247	323,628

Health Care Distributors - 0.3%
Cencora, Inc.	628	159,223

Health Care Equipment - 1.2%
Intuitive Surgical, Inc. (a)	999	572,577
ResMed, Inc.	474	110,688
		683,265

Health Care Facilities - 0.2%
Tenet Healthcare Corp. (a)	790	100,006

Health Care Services - 0.2%
DaVita, Inc. (a)	734	108,544

Health Care Supplies - 0.2%
Lantheus Holdings, Inc. (a)	1,226	115,023

Homebuilding - 0.6%
NVR, Inc. (a)	16	115,929
PulteGroup, Inc.	1,191	123,007
Toll Brothers, Inc.	777	86,744
		325,680

Hotels, Resorts & Cruise Lines - 3.0%
Booking Holdings, Inc.	343	1,720,491

Household Products - 0.6%
Colgate-Palmolive Co.	2,369	215,982
Kimberly-Clark Corp.	983	139,596
		355,578

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Human Resource & Employment Services - 0.7%
Automatic Data Processing, Inc.	1,285	$405,006

Independent Power Producers & Energy Traders - 0.4%
AES Corp.	8,533	98,897
Vistra Corp.	941	125,775
		224,672

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	2,027	431,528

Interactive Media & Services - 8.7%
Alphabet, Inc. - Class A	13,909	2,368,425
Meta Platforms, Inc. - Class A	3,944	2,635,380
		5,003,805

Investment Banking & Brokerage - 0.7%
Interactive Brokers Group, Inc. - Class A	1,843	376,709

IT Consulting & Other Services - 2.7%
Accenture PLC - Class A	2,167	755,199
International Business Machines Corp.	3,197	807,051
		1,562,250

Movies & Entertainment - 2.5%
Live Nation Entertainment, Inc. (a)	791	113,398
Netflix, Inc. (a)	1,330	1,304,145
		1,417,543

Oil & Gas Exploration & Production - 1.1%
APA Corp.	5,340	110,538
ConocoPhillips	3,500	347,025
EOG Resources, Inc.	1,625	206,278
		663,841

Passenger Airlines - 0.2%
United Airlines Holdings, Inc. (a)	1,192	111,822

Pharmaceuticals - 4.0%
Eli Lilly & Co.	1,832	1,686,594
Merck & Co., Inc.	7,069	652,115
		2,338,709

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 1.8%
Erie Indemnity Co. - Class A	267	$114,295
Progressive Corp.	3,242	914,244
		1,028,539

Real Estate Services - 0.2%
Jones Lang LaSalle, Inc. (a)	406	110,387

Restaurants - 0.4%
Texas Roadhouse, Inc.	648	119,291
Wingstop, Inc.	366	85,929
		205,220

Semiconductor Materials & Equipment - 1.9%
Applied Materials, Inc.	2,873	454,135
KLA Corp.	457	323,940
Lam Research Corp.	4,213	323,306
		1,101,381

Semiconductors - 13.9%
Broadcom, Inc.	13,812	2,754,527
First Solar, Inc. (a)	536	72,992
Monolithic Power Systems, Inc.	198	120,980
NVIDIA Corp.	29,950	3,741,355
NXP Semiconductors NV	858	184,976
QUALCOMM, Inc.	3,869	608,091
Texas Instruments, Inc.	3,207	628,540
		8,111,461

Soft Drinks & Non-alcoholic Beverages - 1.0%
PepsiCo, Inc.	3,885	596,231

Specialized Consumer Services - 0.2%
H&R Block, Inc.	2,100	114,471

Systems Software - 10.8%
Fortinet, Inc. (a)	3,494	377,387
Microsoft Corp.	8,911	3,537,578
Oracle Corp.	11,802	1,959,840
Palo Alto Networks, Inc. (a)	2,080	396,094
		6,270,899

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	18,281	$4,421,077
NetApp, Inc.	941	93,921
		4,514,998

Tobacco - 1.7%
Altria Group, Inc.	5,115	285,673
Philip Morris International, Inc.	4,567	709,164
		994,837

Trading Companies & Distributors - 0.2%
United Rentals, Inc.	206	132,318

Transaction & Payment Processing Services - 0.6%
PayPal Holdings, Inc. (a)	4,599	326,759

Wireless Telecommunication Services - 1.7%
T-Mobile US, Inc.	3,615	974,929
TOTAL COMMON STOCKS (Cost $57,855,630)		56,953,756

REAL ESTATE INVESTMENT TRUSTS - 0.8%
Data Center REITs - 0.4%
Equinix, Inc.	282	255,103

Retail REITs - 0.4%
Simon Property Group, Inc.	1,159	215,678
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $467,563)		470,781

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.29% (b)	303,603	303,603
TOTAL SHORT-TERM INVESTMENTS (Cost $303,603)		303,603

TOTAL INVESTMENTS - 100.0% (Cost $58,626,796)		$57,728,140
Other Assets in Excess of Liabilities - 0.0% (c)		21,892
TOTAL NET ASSETS - 100.0%		$57,750,032

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

ASTORIA US QUALITY GROWTH KINGS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASTORIA US QUALITY GROWTH KINGS ETF

Summary of Fair Value Disclosures as of February 28, 2025 (Unaudited)

Astoria US Quality Growth Kings ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$56,953,756	$—	$—	$56,953,756
Real Estate Investment Trusts	470,781	—	—	470,781
Money Market Funds	303,603	—	—	303,603
Total Investments	$57,728,140	$—	$—	$57,728,140

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.